Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current	£ 25	£ 52
Non-current	8	13
Total	33	65
Property [member]
Disclosure of other provisions [line items]
Current	2	9
Non-current	6	7
Total	8	16
Disposals and closures [member]
Disclosure of other provisions [line items]
Current	4
Total	4
Legal and other [member]
Disclosure of other provisions [line items]
Current	19	43
Non-current	2	6
Total	£ 21	£ 49